Tax Matters (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of Deferred Taxes Movement
The movements in deferred taxes in the Telefónica Group in 2020 and 2019 are as follows:

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2019	6,682	2,908
Additions	846	600
Disposals	(687)	(272)
Transfers	(230)	(257)
Translation differences and hyperinflation adjustments	(211)	(344)
Company movements and others	16	(15)
Balance at December 31, 2020	6,416	2,620

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2018	7,631	2,674
Reclassification entry into force IFRIC 23	—	313
Additions	1,070	586
Disposals	(1,123)	(323)
Transfers	(882)	(250)
Translation differences and hyperinflation adjustments	(33)	(87)
Company movements and others	19	(5)
Balance at December 31, 2019	6,682	2,908
The Group assesses the recoverability of deferred tax assets based on the future activities carried out by the different companies, on tax regulations in the different countries in which these companies operate, and on the strategic decisions affecting the companies. Under the assumptions made, the estimated realization of deferred tax assets and liabilities recognized in the consolidated statement of financial position in 2020 and 2019 is as follows:

Millions of euros
12/31/2020	Total	Less than 1 year	More than 1 year
Deferred tax assets	6,416	944	5,472
Deferred tax liabilities	2,620	(173)	2,793

Millions of euros
12/31/2019	Total	Less than 1 year	More than 1 year
Deferred tax assets	6,682	747	5,935
Deferred tax liabilities	2,908	(17)	2,925

Millions of euros	12/31/2020	12/31/2019
Tax credits for loss carryforwards	2,741	2,884
Unused tax deductions	1,448	1,459
Deferred tax assets for temporary differences	2,227	2,339
Total deferred tax assets	6,416	6,682
The movements in Tax credits for loss carryforwards in the Telefónica Group in 2020 and 2019 are as follows:

Location of the company (Millions of euros)	Balance at 12/31/2019	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2020
Spain	1,420	3	(140)	—	—	1,283
Germany	695	183	(64)	—	(1)	813
Latin America	769	21	(14)	—	(131)	645
Other countries	—	—	—	—	—	—
Total tax credits for loss carryforwards	2,884	207	(218)	—	(132)	2,741

Location of the company (Millions of euros)	Balance at 12/31/2018	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2019
Spain	2,272	—	(16)	—	(836)	1,420
Germany	580	192	(77)	—	—	695
Latin America	976	25	(202)	—	(30)	769
Other countries	—	—	—	—	—	—
Total tax credits for loss carryforwards	3,828	217	(295)	—	(866)	2,884
6,803 million euros at December 31, 2020:

Millions of euros	Total	Less than 1 year	More than 1 year
Tax loss carryforwards generated in the tax group	4,602	645	3,957
Tax loss carryforwards generated before consolidation in the tax group	2,201	—	2,201
The sources of deferred tax assets and liabilities from temporary differences recognized at December 31, 2020 and 2019 are as follows:

Millions of euros	12/31/2020	12/31/2019
Goodwill and intangible assets	208	323
Property, plant and equipment	421	520
Personnel commitments	1,493	1,730
Provisions	693	832
Investments in subsidiaries, associates and other shareholdings	6	6
Inventories and receivables	288	273
Rights of use	29	15
Lease liabilities	909	796
Other concepts	483	615
Total deferred tax assets for temporary differences	4,530	5,110
Deferred tax assets and liabilities offset	(2,303)	(2,771)
Total deferred tax assets for temporary differences registered in the statement of financial position	2,227	2,339

Millions of euros	12/31/2020	12/31/2019
Goodwill and intangible assets	1,678	2,115
Property, plant and equipment	1,028	1,203
Personnel commitments	12	7
Provisions	514	385
Investments in subsidiaries, associates and other shareholdings	268	414
Inventories and receivables	12	197
Rights of use	918	800
Other concepts	493	558
Total deferred tax liabilities for temporary differences	4,923	5,679
Deferred tax assets and liabilities offset	(2,303)	(2,771)
Total deferred tax liabilities for temporary differences registered in the statement of financial position	2,620	2,908

Schedule of Tax Payables and Receivables
Current tax payables and receivables at December 31, 2020 and 2019 are as follows:

Millions of euros	Balance at 12/31/2020	Balance at 12/31/2019
Tax payables
Tax withholdings	105	161
Indirect taxes	380	817
Social security	118	137
Current income taxes payable	813	1,073
Other	316	372
Total	1,732	2,560

Millions of euros	Balance at 12/31/2020	Balance at 12/31/2019
Tax receivables
Indirect taxes	484	941
Current income taxes receivable	334	507
Other	84	113
Total	902	1,561

Schedule of Reconciliation of Book Profit before Taxes on Taxable Income
The reconciliation between book profit before tax and the income tax expense from continuing operations for 2020, 2019 and 2018 is as follows:

Millions of euros	2020	2019	2018
Accounting profit before tax	2,583	2,718	5,571
Tax expense at prevailing statutory rate	532	722	1,544
Permanent differences	289	(223)	133
Changes in deferred tax charge due to changes in tax rates	14	8	6
(Capitalization)/reversal of tax deduction and tax relief	(103)	(44)	371
(Capitalization)/reversal of loss carryforwards	(88)	118	(1,067)
Increase/(decrease) in tax expense arising from temporary differences	(8)	484	569
Other concepts	(10)	(11)	65
Corporate income tax	626	1,054	1,621
Breakdown of current/deferred tax expense
Current tax expense	462	1,108	1,122
Deferred tax expense/(benefit)	164	(54)	499
Total Corporate income tax	626	1,054	1,621